Schedule of Future Minimum Rental Payments for Operating Leases (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1	$ 108,720
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	71,150
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3	$ 179,870